UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Active Weighting Funds ETF Trust
(Exact name of registrant as specified in charter)

200 Vesey Street, 24th Floor

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Clements

Active Weighting Advisors LLC

200 Vesey Street, 24th Floor

New York, NY 10281
(Name and address of agent for service)

Copies to:

John McGuire

Morgan Lewis & Brockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004-2541

Registrant's telephone number, including area code: (646)-952-8687

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | FEBRUARY 28, 2018

ACTIVE WEIGHTING FUNDS ETF TRUST

Democratic Policies Fund (DEMS)
Republican Policies Fund (GOP)
U.S. Tax Reform Fund (TAXR)

TABLE OF CONTENTS

Shareholder Expense Examples	1
Schedule of Investments
Democratic Policies Fund	2
Republican Policies Fund	4
U.S. Tax Reform Fund	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Approval of Advisory Agreements & Board Considerations	20
Supplemental Information	22

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2017 to February 28, 2018), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During the Period
Democratic Policies Fund
Actual	$ 1,000.00	$ 1,023.60	0.75%	$ 2.81(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76(2)
Republican Policies Fund
Actual	$ 1,000.00	$ 1,092.80	0.75%	$ 2.90(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76(2)
U.S. Tax Reform Fund
Actual	$ 1,000.00	$ 1,043.90	0.85%	$ 3.21(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26(2)

1	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 135/365 (to reflect the period October 16, 2017 (commencement of operations) to February 28, 2018).

2	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Active Weighting Funds ETF Trust
Schedule of Investments
Democratic Policies Fund
February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS(a) — 101.0%
Consumer Discretionary — 2.3%
Houghton Mifflin Harcourt Co. *	3,530	$24,004

Consumer Staples — 12.3%
Conagra Brands, Inc.	847	30,602
Constellation Brands, Inc., Class A	145	31,244
Costco Wholesale Corp.	173	33,026
Ingredion, Inc.	237	30,962
		125,834
Energy — 3.0%
Renewable Energy Group, Inc. *	2,723	30,225

Financials — 8.9%
First American Financial Corp.	570	33,077
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,431	25,186
Nelnet, Inc., Class A	585	32,374
		90,637
Health Care — 26.0%
Allscripts Healthcare Solutions, Inc.*	2,199	30,500
Centene Corp.*	312	31,643
Cerner Corp.*	470	30,155
Encompass Health Corp.	662	35,258
HCA Healthcare, Inc.	363	36,028
Molina Healthcare, Inc.*	407	29,426
Teladoc, Inc.*	993	39,819
Universal Health Services, Inc., Class B	287	32,776
		265,605
Industrials — 15.7%
AECOM*	876	31,107
ICF International, Inc.*	615	35,055
Middleby Corp.*	246	29,581
On Assignment, Inc.*	498	38,192
Stericycle, Inc.*	422	26,447
		160,382
Information Technology — 19.2%
Broadridge Financial Solutions, Inc.	351	35,233
CSRA, Inc.	1,057	42,840
First Solar, Inc.*	468	29,414
MAXIMUS, Inc.	449	30,074
SunPower Corp.*	3,575	25,347
Western Union Co.	1,652	32,743
		195,651
Real Estate — 7.8%
Education Realty Trust, Inc. REIT	916	28,524
Government Properties Income Trust REIT	1,764	24,202
Welltower, Inc. REIT	506	26,565
		79,291
Utilities — 5.8%
Ormat Technologies, Inc.	509	31,853
Pattern Energy Group, Inc., Class A	1,486	27,595
		59,448
TOTAL COMMON STOCKS (Cost $1,024,861)		1,031,077

Total Investments Before Securities Sold Short (Cost $1,024,861)		1,031,077

Securities Sold Short– (4.6)%
COMMON STOCKS — (4.6)%
Consumer Discretionary — (1.5)%
Strayer Education, Inc.	(172)	(15,418)

Financials — (3.1)%
Goldman Sachs Group, Inc.	(62)	(16,301)
SLM Corp.*	(1,425)	(15,547)
		(31,848)
Total Securities Sold Short [Proceeds Received $(45,476)]		(47,266)

TOTAL INVESTMENTS — 96.4% (Cost $979,385)		983,811
Other assets and liabilities, net — 3.6%		37,081
NET ASSETS — 100.0%		$1,020,892

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Schedule of Investments
Democratic Policies Fund (Continued)
February 28, 2018 (Unaudited)

Sector Diversification+ as of 2/28/18

	Long	Short	Net
Health Care	26.0%	0.0%	26.0%
Information Technology	19.2	0.0	19.2
Industrials	15.7	0.0	15.7
Consumer Staples	12.3	0.0	12.3
Real Estate	7.8	0.0	7.8
Utilities	5.8	0.0	5.8
Financials	8.9	(3.1)	5.8
Energy	3.0	0.0	3.0
Consumer discretionary	2.3	(1.5)	0.8
Total			96.4
Other Assets and Liabilities, net			3.6
Net Assets			100.0%

+	As a percent of Net Assets.

*	Non-income producing security.

(a)	A portion or all of the security has been segregated as collateral for securities sold short. At February 28, 2018, the aggregate value of these securities pledged amounted to $187,338, representing 18.4% of net assets.

REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,031,077	$—	$—	$1,031,077
TOTAL	$1,031,077	$—	$—	$1,031,077

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$(47,266)	$—	$—	$(47,266)
TOTAL	$(47,266)	$—	$—	$(47,266)

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Schedule of Investments
Republican Policies Fund
February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS(a) — 100.9%
Energy — 9.1%
Cheniere Energy, Inc.*	1,000	$52,520
Diamondback Energy, Inc.*	434	54,094
Patterson-UTI Energy, Inc.	2,287	41,326
		147,940
Financials — 16.7%
E*TRADE Financial Corp.*	1,028	53,692
F.N.B Corp.	3,660	51,313
Northern Trust Corp.	517	54,735
Virtu Financial, Inc., Class A	1,973	58,598
Zions Bancorporation	1,002	55,080
		273,418
Health Care — 6.5%
Catalent, Inc.*	1,244	51,937
Gilead Sciences, Inc.	690	54,324
		106,261
Industrials — 32.2%
Air Lease Corp.	1,083	47,295
General Dynamics Corp.	247	54,945
Granite Construction, Inc.	794	46,131
Hexcel Corp.	828	55,708
Huntington Ingalls Industries, Inc.	226	59,214
KBR, Inc.	2,595	39,288
Lockheed Martin Corp.	160	56,390
Northrop Grumman Corp.	158	55,306
Quanta Services, Inc.*	1,549	53,348
Raytheon Co.	272	59,163
		526,788
Information Technology — 16.7%
CACI International, Inc., Class A*	362	53,956
FLIR Systems, Inc.	1,081	53,077
OSI Systems, Inc.*	766	48,365
Qualys, Inc.*	858	63,535
Teradata Corp.*	1,480	54,494
		273,427
Materials — 16.7%
Ingevity Corp.*	728	54,534
LyondellBasell Industries NV, Class A	463	50,106
Martin Marietta Materials, Inc.	249	50,779
United States Steel Corp.	1,554	67,615
Vulcan Materials Co.	428	50,388
		273,422
Real Estate — 3.0%
CoreCivic, Inc. REIT	2,386	49,605

TOTAL COMMON STOCKS (Cost $1,535,296)		1,650,861

Total Investments Before Securities Sold Short (Cost $1,535,296)		1,650,861

Securities Sold Short — (3.9)%
COMMON STOCKS — (3.9)%
Health Care — (2.0)%
Express Scripts Holding Co.*	(235)	(17,731)
Molina Healthcare, Inc.*	(212)	(15,327)
		(33,058)
Industrials — (1.0)%
Kansas City Southern	(151)	(15,559)

Information Technology — (0.9)%
Endurance International Group Holdings, Inc. *	(1,965)	(14,345)

Total Securities Sold Short [Proceeds Received $(61,920)]		(62,962)

TOTAL INVESTMENTS — 97.0% (Cost $1,473,376)		1,587,899
Other assets and liabilities, net — 3.0%		48,341
NET ASSETS — 100.0%		$1,636,240

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Schedule of Investments
Republican Policies Fund (Continued)
February 28, 2018 (Unaudited)

Sector Diversification+ as of 2/28/18

	Long	Short	Net
Industrials	32.2%	(1.0)%	31.2%
Materials	16.7	0.0	16.7
Financials	16.7	0.0	16.7
Information Technology	16.7	(0.9)	15.8
Energy	9.1	0.0	9.1
Health Care	6.5	(2.0)	4.5
Real Estate	3.0	0.0	3.0
Total			97.0
Other Assets and Liabilities, net			3.0
Net Assets			100.0%

+	As a percent of Net Assets.

*	Non-income producing security.

(a)	A portion or all of the security has been segregated as collateral for securities sold short. At February 28, 2018, the aggregate value of these securities pledged amounted to $168,435, representing 10.3% of net assets.

REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,650,861	$—	$—	$1,650,861
TOTAL	$1,650,861	$—	$—	$1,650,861

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$(62,962)	$–	$–	$(62,962)
TOTAL	$(62,962)	$–	$–	$(62,962)

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Schedule of Investments
U.S. Tax Reform Fund
February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 12.1%
Caleres, Inc.	7,981	$223,548
CarMax, Inc.*	4,092	253,377
Dave & Buster's Entertainment, Inc.*	4,962	222,149
Denny's Corp.*	19,735	296,814
Red Rock Resorts, Inc., Class A	7,865	263,477
		1,259,365
Consumer Staples — 2.2%
Sanderson Farms, Inc.	1,890	232,753

Energy — 7.0%
Cimarex Energy Co.	2,266	217,740
Concho Resources, Inc.*	1,786	269,329
Phillips 66	2,665	240,836
		727,905
Financials — 16.1%
Brown & Brown, Inc.	5,203	273,886
E*TRADE Financial Corp.*	5,360	279,953
M&T Bank Corp.	1,542	292,733
PacWest Bancorp	5,292	275,925
Wintrust Financial Corp.	3,183	268,995
Zions Bancorporation	5,202	285,954
		1,677,446
Health Care — 9.9%
Humana, Inc.	926	251,705
Magellan Health, Inc.*	2,736	276,063
Quest Diagnostics, Inc.	2,700	278,235
United Therapeutics Corp.*	1,966	227,761
		1,033,764
Industrials — 24.7%
Air Lease Corp.	5,625	245,644
AMERCO	704	242,176
Copart, Inc.*	6,163	288,490
Expeditors International of Washington, Inc.	4,179	271,468
Kforce, Inc.	10,278	284,701
Kirby Corp.*	3,920	294,000
Quanta Services, Inc.*	6,780	233,503
Southwest Airlines Co.	4,042	233,789
Trinity Industries, Inc.	7,132	232,788
Unifirst Corp./Ma	1,585	246,151
		2,572,710
Information Technology — 15.9%
Benchmark Electronics, Inc.*	8,900	267,000
CACI International, Inc., Class A*	1,706	254,279
EchoStar Corp., Class A*	4,520	262,251
Fiserv, Inc.*	2,046	293,376
Qualys, Inc.*	4,467	330,781
Teradata Corp.*	6,913	254,537
		1,662,224
Materials — 4.9%
Graphic Packaging Holding Co.	16,560	253,534
LyondellBasell Industries NV, Class A	2,424	262,325
		515,859
Utilities — 7.1%
Ameren Corp.	4,579	248,639
NiSource, Inc.	10,639	246,080
WEC Energy Group, Inc.	4,064	243,515
		738,234
TOTAL COMMON STOCKS (Cost $10,661,687)		10,420,260

MONEY MARKET FUND — 0.1%
Dreyfus Government Securities Cash Management , 1.29%(a) (Cost $12,959)	12,959	12,959

TOTAL INVESTMENTS — 100.0% (Cost $10,674,646)		10,433,219
Other assets and liabilities, net — 0.0%(b)		4,329
NET ASSETS — 100.0%		$10,437,548

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Schedule of Investments
U.S. Tax Reform Fund (Continued)
February 28, 2018 (Unaudited)

Sector Diversification+ as of 2/28/18

Industrials	24.7%
Financials	16.1
Information Technology	15.9
Consumer Discretionary	12.1
Health Care	9.9
Utilities	7.1
Energy	7.0
Materials	4.9
Consumer Staples	2.2
Money Market Fund	0.1
Total	100.0
Other Assets and Liabilities, net	0.0(b)
Net Assets	100.0%

+	As a percent of Net Assets.

*	Non-income producing security.

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Less than 0.05%.

Fair Value Measurements

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$10,420,260	$—	$—	$10,420,260
Money Market Fund	12,959	—	—	12,959
TOTAL	$10,433,219	$—	$—	$10,433,219

(c)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Statements of Assets and Liabilities
February 28, 2018 (Unaudited)

	Democratic Policies Fund	Republican Policies Fund	U.S. Tax Reform Fund
Assets
Investments in non-affiliated securities at value	$1,031,077	$1,650,861	$10,433,219
Cash	2,936	933	—
Due from Broker	34,438	47,314	—
Receivables:
Dividends	560	1,325	11,659
Total Assets	$1,069,011	$1,700,433	$10,444,878

Liabilities
Securities sold short	$47,266	$62,962	$—
Payables:
Investment advisory fees	660	998	7,330
Payable on securities sold short	193	233	—
Total Liabilities	48,119	64,193	7,330
Net Assets	$1,020,892	$1,636,240	$10,437,548

Net Assets Consist of
Paid-in capital	$978,741	$1,477,643	$10,560,233
Distributions in excess of net investment income	—	(419)	—
Undistributed net investment income	774	—	5,482
Accumulated net realized gain	36,951	44,493	113,260
Net unrealized appreciation (depreciation)	4,426	114,523	(241,427)
Net Assets	$1,020,892	$1,636,240	$10,437,548

Shares outstanding (no par value, unlimited shares authorized)	50,002	75,002	500,002
Net Asset Value Per Share	$20.42	$21.82	$20.88
Investments in non-affiliated securities at cost	$1,024,861	$1,535,296	$10,674,646
Proceeds received from securities sold short	$45,476	$61,920	$—

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Statements of Operations
For the Six Months Ended February 28, 2018 (Unaudited)

	Democratic Policies Fund(1)	Republican Policies Fund(1)	U.S. Tax Reform Fund(1)
Investment Income
Dividend income	$10,300	$8,839	$30,802
Total investment income	10,300	8,839	30,802

Expenses
Investment advisory fees	4,583	5,148	25,054
Dividend expense on securities sold short	1,023	1,246	—
Net expenses	5,606	6,394	25,054
Net investment income	4,694	2,445	5,748

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	29,319	43,985	(39,608)
Short sales	(9,770)	(13,214)	—
In-kind redemptions	17,755	13,929	154,100
Net realized gain	37,304	44,700	114,492
Net change in unrealized appreciation (depreciation) on:
Investments	6,216	115,565	(241,427)
Short sales	(1,790)	(1,042)	—
Net change in unrealized appreciation (depreciation)	4,426	114,523	(241,427)
Net realized and unrealized gain (loss) on investments	41,730	159,223	(126,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,424	$161,668	$(121,187)

(1)	For the period October 16, 2017 (commencement of operations) through February 28, 2018.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Statements of Changes in Net Assets

	Democratic Policies Fund	Republican Policies Fund	U.S. Tax Reform Fund
	For the Period October 16, 2017(1) to February 28, 2018 (Unaudited)	For the Period October 16, 2017(1) to February 28, 2018 (Unaudited)	For the Period October 16, 2017(1) to February 28, 2018 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,694	$2,445	$5,748
Net realized gain	37,304	44,700	114,492
Net change in net unrealized appreciation (depreciation)	4,426	114,523	(241,427)
Net increase (decrease) in net assets resulting from operations	46,424	161,668	(121,187)

Distributions to Shareholders from
Net investment income	(3,920)	(2,864)	(266)
Net realized gains	(353)	(207)	(1,232)
Total distributions	(4,273)	(3,071)	(1,498)

Fund Shares Transactions
Proceeds from shares created	2,000,040	2,100,000	16,367,204
Value of shares redeemed	(1,021,299)	(622,357)	(5,806,971)
Net increase (decrease) from capital share transactions	978,741	1,477,643	10,560,233
Total increase (decrease) in Net Assets	1,020,892	1,636,240	10,437,548

Net Assets
Beginning of period	—	—	—
End of period	$1,020,892	$1,636,240	$10,437,548
Distributions in excess of net investment income	$—	$(419)	$—
Undistributed net investment income	$774	$—	$5,482

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares created	100,002	105,000	775,002
Shares redeemed	(50,000)	(29,998)	(275,000)
Shares outstanding, end of period	50,002	75,002	500,002

(1)	Commencement of Operations.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Financial Highlights

Democratic Policies Fund	Period Ended 2/28/2018(a) (Unaudited)
Selected Per Share Data
Net Asset Value, beginning of period	$20.00
Income from investment operations:
Net investment income (b)	0.06
Net realized and unrealized gain	0.41
Total from investment operations	0.47
Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.00	)(c)
Total distributions	(0.05)
Net Asset Value, end of period	$20.42
Total Return, at NAV	2.36	%**
Total Return, at Market	2.38	%**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period (000's Omitted)	1,021
Ratio of expenses(d)	0.92	%*
Ratio of net investment income (loss)	0.77	%*
Portfolio turnover rate(e)	20	%**

*	Annualized.

**	Not Annualized.

(a)	For the period October 16, 2017 (commencement of operations) through February 28, 2018.

(b)	Based on average shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	The expense ratio includes dividend expense on short sales of 0.17% for the period ended February 28, 2018.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Financial Highlights (continued)

Republican Policies Fund	Period Ended 2/28/2018(a) (Unaudited)
Selected Per Share Data
Net Asset Value, beginning of period	$20.00
Income from investment operations:
Net investment income (b)	0.03
Net realized and unrealized gain	1.83
Total from investment operations	1.86
Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.00	)(c)
Total distributions	(0.04)
Net Asset Value, end of period	$21.82
Total Return, at NAV	9.28	%**
Total Return, at Market	9.05	%**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period (000's Omitted)	1,636
Ratio of expenses(d)	0.93	%*
Ratio of net investment income (loss)	0.36	%*
Portfolio turnover rate(e)	32	%**

*	Annualized.

**	Not Annualized.

(a)	For the period October 16, 2017 (commencement of operations) through February 28, 2018.

(b)	Based on average shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	The expense ratio includes dividend expense on short sales of 0.18% for the period ended February 28, 2018.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Financial Highlights (continued)

U.S. Tax Reform Fund	Period Ended 2/28/2018(a) (Unaudited)
Selected Per Share Data
Net Asset Value, beginning of period	$20.00
Income from investment operations:
Net investment income (b)	0.02
Net realized and unrealized gain	0.86
Total from investment operations	0.88
Less distributions from:
Net investment income	(0.00	)(c)
Net realized gains	(0.00	)(c)
Total distributions	(0.00	)(c)
Net Asset Value, end of period	$20.88
Total Return, at NAV	4.39	%**
Total Return, at Market	4.41	%**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period (000's Omitted)	10,438
Ratio of expenses	0.85	%*
Ratio of net investment income (loss)	0.20	%*
Portfolio turnover rate(d)	52	%**

*	Annualized.

**	Not Annualized.

(a)	For the period October 16, 2017 (commencement of operations) through February 28, 2018.

(b)	Based on average shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited)

1. ORGANIZATION

Active Weighting Funds ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 28, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of February 28, 2018, the Trust consists of three portfolios in operation and trading. These financial statements report on the Democratic Policies Fund, Republican Policies Fund and U.S. Tax Reform Fund (each a “Fund” and, collectively, the “Funds”).

Commencement
Funds	of Operations
Democratic Policies Fund	October 16, 2017*
Republican Policies Fund	October 16, 2017*
U.S. Tax Reform Fund	October 16, 2017**

The Democratic Policies Fund’s investment objective is to seek capital appreciation by investing in market segments that the Advisor believes will be impacted by the enactment of Democratic Policies.

The Republican Policies Fund’s investment objective is to seek capital appreciation by investing in market segments that the Advisor believes will be impacted by the enactment of Republican Policies.

The U.S. Tax Reform Fund’s objective is to seek capital appreciation by investing in market segments that the Advisor believes will be impacted by the enactment of changes to the U.S. Tax Code.

*	On April 19, 2018, the Trust announced the termination and liquidation of the Democratic Policies Fund and Republican Policies Fund. Refer to Note 8 - Subsequent Events for a discussion of the Fund liquidations.

**	Effective April 19, 2018, the U.S. Tax Reform Fund changed to the EventShares U.S. Policy Alpha ETF. Refer to Note 8 – Subsequent Events for a discussion of the name change and update to the principal investment strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statement in accordance with generally accepted accounting principles (“U.S. GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results could differ from these estimates.

Cash Equivalents

Cash includes non-interest bearing non-restricted cash with one financial institution. The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 Shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on exchange-traded funds is taken from the exchange where the security is primarily traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Advisor using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited) (continued)

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, Active Weighting Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

Debt Securities are generally valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s Investment’s at February 28, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost-method.

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited) (continued)

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Advisor determines in good faith that such method does not represent fair value. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends.

Securities Short Sales

A Fund may engage in short sales. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund shorts a security, it borrows that security, which it then sells. A Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with a Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will realize a loss, and if the price declines during the period, a Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to a Fund.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to Shareholders are recorded on the ex-dividend date. Each Fund generally pays out dividends from its net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of February 28, 2018, the Funds did not have a liability for any unrecognized tax benefits. As of February 28, 2018, the Funds have no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Advisor expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund (including arranging for sub-advisory services) subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”).

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited) (continued)

Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Funds	Rate
Democratic Policies Fund	0.75%
Republican Policies Fund	0.75%
U.S. Tax Reform Fund	0.85%

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees, (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule

12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Advisor hereunder.

Expense Limitation Agreement

The Advisor may voluntarily waive any portion of its advisory fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed, through October 31, 2018 for the Democratic Policies Fund, Republican Policies Fund, and U.S. Tax Reform Fund, to waive or reduce its fees and to assume other expenses of such Fund, if necessary, in an amount that limits ‘‘Total Annual Fund Operating Expenses’’ (exclusive of interest, taxes and governmental fees, brokerage fees, commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940).

As of February 28, 2018, the expense cap in effect for each Fund is as follows:

Fund	Expense Limit	Expense Limit Effective Through
Democratic Policies Fund	0.75%	October 31, 2018
Republican Policies Fund	0.75%	October 31, 2018
U.S. Tax Reform Fund	0.85%	October 31, 2018

The Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to each Fund as set forth in the Expense Limitation Agreement.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

For the period ended February 28, 2018, the Bank of New York Mellon (“BNY Mellon”) served as administrator of the Fund, custodian of the Fund’s assets, and transfer agent and fund accounting agent of the Fund. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited) (continued)

Effective April 1, 2018, U.S. Bancorp Fund Services, LLC (“U.S. Bank”) serves as administrator of the Fund, custodian of the Fund’s assets, and transfer agent and fund accounting agent of the Fund. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. Refer to the Form 497 Supplement filed on March 29, 2018, for a detailed discussion of the change.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the Bats BZX Exchange (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At February 28, 2018, the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Democratic Policies Fund	$979,385	$78,118	$(73,692)	$4,426
Republican Policies Fund	1,473,376	166,365	(51,842)	114,523
U.S. Tax Reform Fund	10,674,646	304,763	(546,190)	(241,427)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended February 28, 2018 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Democratic Policies Fund	$366,092	$399,486	$1,996,063	$1,020,589
Republican Policies Fund	638,725	701,845	2,003,044	511,238
U.S. Tax Reform Fund	6,037,289	3,902,030	14,219,090	5,806,969

7. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Absence of Prior Active Market Risk. Although the shares in each Fund are listed on the Bats BZX Exchange, there can be no assurance that an active trading market will develop and be maintained for the shares of a Fund, particularly during periods of market stress. Therefore, there may be times when there is little, sporadic or no market liquidity for shares, which could negatively affect the price of such shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Active Weighting Funds ETF Trust
Notes to Financial Statements (unaudited) (continued)

Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Issuer Risk. From time to time a Fund may have exposure to a limited number of issuers. During such times, a Fund is more susceptible to the risk that an issuer’s securities may decline (or appreciate, for short positions) in value.

Short Selling Risk. Short positions entered into by a Fund may involve higher risks and costs, and potential losses relating to such investments are not typically limited.

8. SUBSEQUENT EVENTS

On April 19, 2018, the Trust announced the termination and liquidation of the Democratic Policies Fund and Republican Policies Fund. In connection therewith, the Funds expect to close to new investments on or after April 24, 2018. The Funds will cease operations and distribute their net assets to their respective shareholders on or about April 27, 2018, or such other date as determined by the officers of the Trust (the “Liquidation Date”). Refer to the Form 497 Supplement filed on April 18, 2018, for a more detailed discussion of the Fund's changes and liquidation timeline.

Effective April 19, 2018, the U.S. Tax Reform Fund’s name was changed to the EventShares U.S. Policy Alpha ETF, the Fund’s ticker symbol changed to PLCY, and the Fund’s investment objective was updated. As part of the transition, the Fund’s principal investment strategies were revised to include a wider range of government policy and regulation mandates. The Fund’s investment objective was updated to “seek capital appreciation by investing in market segments that the Adviser believes will be impacted by U.S. government policy and regulation.” Refer to the Form 497 Supplement filed on April 18, 2018, for a more detailed discussion of the Fund’s changes.

Approval of Advisory Agreements & Board Considerations (unaudited)

At an in-person meeting held on September 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Active Weighting Funds ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Active Weighting Advisors LLC (“Advisor”) on behalf of the Republican Policies Fund, Democratic Policies Fund, and US Tax Reform Fund (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials provided to it by the Advisor, and at the Meeting, representatives from the Advisor presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Advisor provided an overview of its advisory business, including investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Advisor, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Advisor, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Advisor. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among others: (1) the nature, extent and quality of the services to be provided by the Advisor to the Funds; (2) Fund expenses and performance; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; (5) any benefits derived or to be derived by the Advisor from the relationship with the Trust; and (6) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual Trustees may have attributed different weights to various factors.

1.	Nature, Extent and Quality of Services. The Board reviewed in detail the nature and extent of the services to be provided by the Advisor under the Advisory Agreement. The Board noted that the proposed services would include, among other things: furnishing a continuous investment program for each of the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities; the provision of general corporate services, such as voting proxies for the Trust; portfolio management services; and the preparation and filing of certain reports on behalf of the Trust. The Board also considered other services to be provided to the Funds by the Advisor, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Board evaluated, among other things, the Advisor’s business, financial resources and quality and quantity of personnel. In considering the portfolio management services to be provided by the Advisor, the Board noted the relatively unique nature of the Funds and the background and experience of its management team, including the individual primarily responsible for portfolio management. Based on this review, the Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of services to be provided by the Advisor to the Funds.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

2.	Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board, however, was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory fees, including the advisory fees and total expense ratios of those funds that might be considered peers of the Funds. With regard to the latter point, the Board considered the lack of other exchange-traded funds that pursue investment strategies similar to those of the Funds. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise satisfactory for the purposes of approving the Advisory Agreement.

3.	Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor, the proposed advisory fee for each Fund against a sample of advisory fees charged by other comparable funds and considered the estimated profitability projected by the Advisor, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for each of the Funds taking into consideration potential direct and ancillary revenue received by the Advisor in connection with the services provided to the Funds. The Board considered this information in light of the fact that the proposed advisory fees are structured as unitary fees pursuant to which the Advisor would agree to pay each Fund’s expenses from its revenue, except for certain expenses specified in the Funds’ prospectus, even if those expenses exceeded revenue generated by the advisory fees initially, and that the Advisor proposed to contractually waive its advisory fee and/or reimburse expenses in an effort to further limit the expenses borne by each Fund. Based on this review, the Board concluded that the potential profits to be realized by the Advisor under the Advisory Agreement or otherwise, if any, were within the range the Board considered reasonable and appropriate.

4.	Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Advisor’s costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Funds’ unitary fee structure. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.	Other Benefits to the Advisor. In addition to evaluating the services provided by the Advisor, the Board also considered the extent to which the Advisor may realize other benefits from its relationship to the Funds. While the Board acknowledged that the Advisor may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on a consideration of all these factors in their totality, the Board, including the Independent Trustees separately, unanimously (1) concluded that the terms of the Advisory Agreement are fair and reasonable; (2) concluded that each Fund’s advisory fee was fair and reasonable in light of the services to be provided; and (3) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Trust, relating to the Funds, may be obtained without charge by writing to the Trust, c/o Active Weighting Advisors LLC, 200 Vesey Street, 24th Floor, New York, NY 10281, by calling 1-877-539-1510, or by visiting the Trust’s website at www.eventshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at 1-877-539-1510. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-539-1510 and on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISOR

Active Weighting Advisors LLC

200 Vesey Street, 24th Floor

New York, NY 10281

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN & TRANSFER AGENT

US Bancorp Fund Services LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Active Weighting Funds ETF Trust

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	4/01/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	4/01/2018

By (Signature and Title)*	/s/ Matthew Clements
Matthew Clements, Principal Financial Officer
(principal financial officer)

Date	4/01/2018

*	Print the name and title of each signing officer under his or her signature.